AMOUNTS RECEIVABLE (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
AMOUNTS RECEIVABLE
Trade Receivables	$ 5,784,508			$ 8,114,542
Hst Receivable	128,017			88,874
Other Receivables		$ 122,581	$ 127,704
Amounts Receivable	$ 6,035,106			$ 8,331,120